Distribution Date:	10/20/25	JPMCC Commercial Mortgage Securities Trust 2017-JP7
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	J.P. Morgan Chase Commercial Mortgage Securities
Series 2017-JP7
Revision: October 2025 - April 2026
The servicer revised ARA values and dates for loans 4 and 4A, for a period spanning from October 2025 to April 2026

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	3		Kunal Singh	(212) 834-5467

Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States

Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Directing Certificateholder	RREF III Debt AIV, L.P.
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	465968AA3	1.968800%	25,027,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	465968AB1	3.037500%	43,242,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	465968AC9	3.378500%	129,650,000.00	9,282,316.42	10,137.60	26,133.59	0.00	0.00	36,271.19	9,272,178.82	40.51%	30.00%
A-4	465968AD7	3.194600%	126,558,000.00	126,558,000.00	0.00	336,918.49	0.00	0.00	336,918.49	126,558,000.00	40.51%	30.00%
A-5	465968AE5	3.454000%	211,000,000.00	211,000,000.00	0.00	607,328.33	0.00	0.00	607,328.33	211,000,000.00	40.51%	30.00%
A-SB	465968AF2	3.241200%	32,225,000.00	11,000,769.50	603,665.56	29,713.08	0.00	0.00	633,378.64	10,397,103.94	40.51%	30.00%
A-S	465968AJ4	3.697200%	66,908,000.00	66,908,000.00	0.00	206,143.55	0.00	0.00	206,143.55	66,908,000.00	29.37%	21.75%
B	465968AK1	4.050000%	36,495,000.00	36,495,000.00	0.00	123,170.63	0.00	0.00	123,170.63	36,495,000.00	23.30%	17.25%
C	465968AL9	3.668916%	39,536,000.00	39,536,000.00	0.00	120,878.55	0.00	0.00	120,878.55	39,536,000.00	16.71%	12.38%
D	465968AM7	4.418916%	17,234,000.00	17,234,000.00	0.00	63,463.00	0.00	0.00	63,463.00	17,234,000.00	13.84%	10.25%
E-RR	465968AP0	4.418916%	25,344,000.00	25,344,000.00	0.00	93,327.50	0.00	0.00	93,327.50	25,344,000.00	9.62%	7.12%
F-RR	465968AR6	4.418916%	16,220,000.00	16,220,000.00	0.00	64,221.22	0.00	0.00	64,221.22	16,220,000.00	6.92%	5.13%
G-RR	465968AT2	4.418916%	9,124,000.00	9,124,000.00	0.00	42,214.43	0.00	0.00	42,214.43	9,124,000.00	5.40%	4.00%
NR-RR*	465968AV7	4.418916%	32,439,952.00	32,439,952.00	0.00	0.00	0.00	0.00	0.00	32,439,952.00	0.00%	0.00%
R	465968AX3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			811,002,952.00	601,142,037.92	613,803.16	1,713,512.37	0.00	0.00	2,327,315.53	600,528,234.76

X-A	465968AG0	1.011058%	634,610,000.00	424,749,085.92	0.00	357,871.68	0.00	0.00	357,871.68	424,135,282.76
X-B	465968AH8	0.567079%	76,031,000.00	76,031,000.00	0.00	35,929.65	0.00	0.00	35,929.65	76,031,000.00
Notional SubTotal			710,641,000.00	500,780,085.92	0.00	393,801.33	0.00	0.00	393,801.33	500,166,282.76

Deal Distribution Total					613,803.16	2,107,313.70	0.00	0.00	2,721,116.86

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	465968AA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	465968AB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	465968AC9	71.59519028	0.07819206	0.20157030	0.00000000	0.00000000	0.00000000	0.00000000	0.27976236	71.51699823
A-4	465968AD7	1,000.00000000	0.00000000	2.66216667	0.00000000	0.00000000	0.00000000	0.00000000	2.66216667	1,000.00000000
A-5	465968AE5	1,000.00000000	0.00000000	2.87833332	0.00000000	0.00000000	0.00000000	0.00000000	2.87833332	1,000.00000000
A-SB	465968AF2	341.37376261	18.73283351	0.92205058	0.00000000	0.00000000	0.00000000	0.00000000	19.65488410	322.64092909
A-S	465968AJ4	1,000.00000000	0.00000000	3.08100003	0.00000000	0.00000000	0.00000000	0.00000000	3.08100003	1,000.00000000
B	465968AK1	1,000.00000000	0.00000000	3.37500014	0.00000000	0.00000000	0.00000000	0.00000000	3.37500014	1,000.00000000
C	465968AL9	1,000.00000000	0.00000000	3.05742994	0.00000000	0.00000000	0.00000000	0.00000000	3.05742994	1,000.00000000
D	465968AM7	1,000.00000000	0.00000000	3.68243008	0.00000000	0.00000000	0.00000000	0.00000000	3.68243008	1,000.00000000
E-RR	465968AP0	1,000.00000000	0.00000000	3.68242977	0.00000000	0.00000000	0.00000000	0.00000000	3.68242977	1,000.00000000
F-RR	465968AR6	1,000.00000000	0.00000000	3.95938471	(0.27695499)	0.00000000	0.00000000	0.00000000	3.95938471	1,000.00000000
G-RR	465968AT2	1,000.00000000	0.00000000	4.62674594	(0.94431609)	2.87797676	0.00000000	0.00000000	4.62674594	1,000.00000000
NR-RR	465968AV7	1,000.00000000	0.00000000	0.00000000	3.68242992	58.26727765	0.00000000	0.00000000	0.00000000	1,000.00000000
R	465968AX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	465968AG0	669.30726891	0.00000000	0.56392380	0.00000000	0.00000000	0.00000000	0.00000000	0.56392380	668.34005572
X-B	465968AH8	1,000.00000000	0.00000000	0.47256580	0.00000000	0.00000000	0.00000000	0.00000000	0.47256580	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/25 - 09/30/25	30	0.00	26,133.59	0.00	26,133.59	0.00	0.00	0.00	26,133.59	0.00
A-4	09/01/25 - 09/30/25	30	0.00	336,918.49	0.00	336,918.49	0.00	0.00	0.00	336,918.49	0.00
A-5	09/01/25 - 09/30/25	30	0.00	607,328.33	0.00	607,328.33	0.00	0.00	0.00	607,328.33	0.00
A-SB	09/01/25 - 09/30/25	30	0.00	29,713.08	0.00	29,713.08	0.00	0.00	0.00	29,713.08	0.00
X-A	09/01/25 - 09/30/25	30	0.00	357,871.68	0.00	357,871.68	0.00	0.00	0.00	357,871.68	0.00
X-B	09/01/25 - 09/30/25	30	0.00	35,929.65	0.00	35,929.65	0.00	0.00	0.00	35,929.65	0.00
A-S	09/01/25 - 09/30/25	30	0.00	206,143.55	0.00	206,143.55	0.00	0.00	0.00	206,143.55	0.00
B	09/01/25 - 09/30/25	30	0.00	123,170.63	0.00	123,170.63	0.00	0.00	0.00	123,170.63	0.00
C	09/01/25 - 09/30/25	30	0.00	120,878.55	0.00	120,878.55	0.00	0.00	0.00	120,878.55	0.00
D	09/01/25 - 09/30/25	30	0.00	63,463.00	0.00	63,463.00	0.00	0.00	0.00	63,463.00	0.00
E-RR	09/01/25 - 09/30/25	30	0.00	93,327.50	0.00	93,327.50	0.00	0.00	0.00	93,327.50	0.00
F-RR	09/01/25 - 09/30/25	30	4,475.73	59,729.01	0.00	59,729.01	(4,492.21)	0.00	0.00	64,221.22	0.00
G-RR	09/01/25 - 09/30/25	30	34,746.64	33,598.49	0.00	33,598.49	(8,615.94)	0.00	0.00	42,214.43	26,258.66
NR-RR	09/01/25 - 09/30/25	30	1,764,233.18	119,457.85	0.00	119,457.85	119,457.85	0.00	0.00	0.00	1,890,187.69
Totals			1,803,455.55	2,213,663.40	0.00	2,213,663.40	106,349.70	0.00	0.00	2,107,313.70	1,916,446.35

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,721,116.86
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,223,412.32	Master Servicing Fee	3,785.35
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,917.99
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	250.48
ARD Interest	0.00	Operating Advisor Fee	1,204.56
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	300.57
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,223,412.32	Total Fees	9,748.95

Principal		Expenses/Reimbursements
Scheduled Principal	613,803.16	Reimbursement for Interest on Advances	47,207.67
Unscheduled Principal Collections		ASER Amount	30,797.15
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	28,344.88
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	613,803.16	Total Expenses/Reimbursements	106,349.70

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,107,313.70
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	613,803.16
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,721,116.86
Total Funds Collected	2,837,215.48	Total Funds Distributed	2,837,215.51

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	601,142,037.98	601,142,037.98	Beginning Certificate Balance	601,142,037.92
(-) Scheduled Principal Collections	613,803.16	613,803.16	(-) Principal Distributions	613,803.16
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	600,528,234.82	600,528,234.82	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	603,590,941.36	603,590,941.36	Ending Certificate Balance	600,528,234.76
Ending Actual Collateral Balance	598,104,416.48	598,104,416.48

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.06)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.06)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.42%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	56,599,123.20	9.42%	21	4.6424	NAP	Defeased	7	56,599,123.20	9.42%	21	4.6424	NAP
	9,999,999 or less	8	53,716,281.04	8.94%	21	4.6739	1.970733	1.49 or less	8	147,086,427.89	24.49%	20	4.7929	1.111074
10,000,000 to 19,999,999		11	162,392,351.22	27.04%	20	4.9844	1.625094	1.50 to 1.74	4	88,476,091.35	14.73%	21	4.2871	1.634471
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.75 to 1.99	6	197,785,490.82	32.94%	12	4.1780	1.808564
25,000,000 to 49,999,999		4	139,959,104.56	23.31%	8	4.2661	1.463666	2.00 to 2.24	3	21,358,353.55	3.56%	21	4.7029	2.112272
	50,000,000 or greater	3	187,861,374.80	31.28%	21	3.9647	1.902947	2.25 or greater	5	89,222,748.01	14.86%	21	4.3858	2.479741
	Totals	33	600,528,234.82	100.00%	18	4.4380	1.693360	Totals	33	600,528,234.82	100.00%	18	4.4380	1.693360
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is
	used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	56,599,123.20	9.42%	21	4.6424	NAP	Washington	2	2,583,921.75	0.43%	20	4.4860	1.077700
Arizona	2	6,115,276.11	1.02%	20	4.4722	2.115461	Wisconsin	1	438,778.89	0.07%	20	4.4860	1.077700
Arkansas	1	172,811.35	0.03%	20	4.4860	1.077700	Wyoming	1	509,200.38	0.08%	20	4.4860	1.077700
California	14	106,792,735.02	17.78%	5	3.9325	1.739779	Totals	118	600,528,234.82	100.00%	18	4.4380	1.693360
Connecticut	2	60,460,447.17	10.07%	21	4.0908	1.616168
									Property Type³
Delaware	4	11,262,841.22	1.88%	21	4.7133	2.550394
Florida	3	35,231,064.86	5.87%	21	4.8365	1.898146		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	3	8,051,895.36	1.34%	22	4.2440	2.440200		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	3	1,868,874.40	0.31%	20	4.4860	1.077700	Defeased	6	56,599,123.20	9.42%	21	4.6424	NAP
Indiana	7	29,224,017.01	4.87%	21	4.6332	1.647211	Industrial	16	70,820,630.31	11.79%	22	4.5643	2.239864
Kentucky	5	20,682,366.09	3.44%	22	4.2545	2.381318	Lodging	67	81,904,501.42	13.64%	20	4.6657	1.405861
Maryland	1	509,200.38	0.08%	20	4.4860	1.077700	Mixed Use	2	14,082,304.66	2.34%	20	4.7046	2.181233
Michigan	6	11,411,513.95	1.90%	21	4.5204	2.047125	Office	13	282,555,606.28	47.05%	14	4.1127	1.655314
Minnesota	2	1,021,585.72	0.17%	20	4.4860	1.077700	Retail	14	94,566,068.95	15.75%	21	4.9560	1.690850
New Jersey	2	16,884,641.06	2.81%	21	5.2482	0.805996	Totals	118	600,528,234.82	100.00%	18	4.4380	1.693360
New York	2	81,900,000.00	13.64%	20	3.7325	1.748833
North Carolina	1	742,132.29	0.12%	20	4.4860	1.077700
Ohio	8	22,533,191.50	3.75%	18	5.0287	1.187586
Oklahoma	2	669,090.95	0.11%	20	4.4860	1.077700
Oregon	1	1,094,238.90	0.18%	20	4.4860	1.077700
Pennsylvania	5	31,431,515.18	5.23%	18	4.9623	1.589856
South Carolina	1	5,897,418.95	0.98%	21	4.8000	2.236000
Texas	29	66,033,740.23	11.00%	21	5.0280	1.634085
Utah	1	6,004,803.09	1.00%	22	4.2440	2.440200
Virginia	3	14,401,809.81	2.40%	20	5.7362	1.388214

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	56,599,123.20	9.42%	21	4.6424	NAP	Defeased	7	56,599,123.20	9.42%	21	4.6424	NAP
	3.99999% or less	3	143,717,686.14	23.93%	8	3.6678	1.640714	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	6	185,026,178.06	30.81%	21	4.2847	1.834748	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	12	131,439,227.73	21.89%	20	4.7877	1.776015	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	5	83,746,019.69	13.95%	19	5.4113	1.473420	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	600,528,234.82	100.00%	18	4.4380	1.693360	49 months or greater	26	543,929,111.62	90.58%	17	4.4167	1.713655
								Totals	33	600,528,234.82	100.00%	18	4.4380	1.693360
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	56,599,123.20	9.42%	21	4.6424	NAP	Defeased	7	56,599,123.20	9.42%	21	4.6424	NAP
	84 months or less	26	543,929,111.62	90.58%	17	4.4167	1.713655	Interest Only	8	323,479,060.94	53.87%	15	4.0076	1.741244
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	354 months or less	18	220,450,050.68	36.71%	20	5.0170	1.673174
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	355 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	600,528,234.82	100.00%	18	4.4380	1.693360	Totals	33	600,528,234.82	100.00%	18	4.4380	1.693360
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	56,599,123.20	9.42%	21	4.6424	NAP			No outstanding loans in this group
Underwriter's Information		1	15,000,000.00	2.50%	20	4.4860	2.720000
	12 months or less	24	468,929,111.62	78.09%	17	4.4566	1.693410
	13 months to 24 months	1	60,000,000.00	9.99%	21	4.0878	1.620300
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	600,528,234.82	100.00%	18	4.4380	1.693360
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	307771003	OF	New York	NY	Actual/360	3.669%	229,337.50	0.00	0.00	N/A	06/01/27	--	75,000,000.00	75,000,000.00	10/01/25
3	308231003	IN	Various	Various	Actual/360	4.244%	186,953.06	0.00	0.00	N/A	08/01/27	--	52,861,374.80	52,861,374.80	10/01/25
3A	308231103				Actual/360	4.244%	42,930.27	0.00	0.00	N/A	08/01/27	05/01/27	12,138,625.20	12,138,625.20	10/01/25
4A	695100792	LO	Sunnyvale	CA	Actual/360	4.486%	56,075.00	0.00	0.00	N/A	06/01/27	--	15,000,000.00	15,000,000.00	09/01/25
4	308231004	LO	Various	Various	Actual/360	4.486%	168,225.00	0.00	0.00	N/A	06/01/27	--	45,000,000.00	45,000,000.00	09/01/25
5	308231005	OF	Stamford	CT	Actual/360	4.088%	204,390.00	0.00	0.00	N/A	07/01/27	--	60,000,000.00	60,000,000.00	10/01/25
6	308231006	OF	San Francisco	CA	Actual/360	3.555%	129,724.79	74,968.57	0.00	N/A	04/06/24	04/06/28	43,792,654.71	43,717,686.14	10/06/25
8	695100807	RT	Various	TX	Actual/360	5.460%	119,612.96	47,145.20	0.00	N/A	07/06/27	--	26,288,563.62	26,241,418.42	10/06/25
9	308231009	OF	Cupertino	CA	Actual/360	3.861%	80,437.50	0.00	0.00	N/A	06/01/27	--	25,000,000.00	25,000,000.00	10/01/25
10	308231010	OF	Boca Raton	FL	Actual/360	4.970%	82,051.08	40,996.54	0.00	N/A	07/01/27	--	19,811,126.80	19,770,130.26	10/01/25
12	695100810	RT	Valparaiso	IN	Actual/360	4.645%	70,777.25	32,290.19	0.00	N/A	07/06/27	--	18,284,757.47	18,252,467.28	10/06/25
13	307331026	LO	Newark	NJ	Actual/360	5.290%	70,777.66	48,341.10	0.00	N/A	07/06/27	--	16,055,423.57	16,007,082.47	10/06/20
14	307331013	OF	Allentown	PA	Actual/360	4.690%	57,975.74	30,090.54	0.00	N/A	05/06/27	--	14,833,879.26	14,803,788.72	10/06/25
15	308231015	OF	Fort Washington	PA	Actual/360	5.280%	66,342.48	26,463.12	0.00	N/A	03/06/27	--	15,077,836.04	15,051,372.92	10/06/25
18	695100794	RT	Waxahachie	TX	Actual/360	4.870%	56,830.11	29,381.37	0.00	N/A	07/06/27	--	14,003,312.78	13,973,931.41	10/06/25
20	307331015	OF	Dublin	OH	Actual/360	5.150%	58,956.20	24,585.81	0.00	N/A	03/06/27	--	13,737,365.97	13,712,780.16	10/06/25
21	695100787	RT	Lakeway	TX	Actual/360	4.930%	52,912.69	26,970.06	0.00	N/A	06/06/27	--	12,879,357.53	12,852,387.47	10/06/25
22	695100796	MF	Houston	TX	Actual/360	4.750%	51,562.92	25,901.71	0.00	N/A	07/06/27	--	13,026,421.57	13,000,519.86	10/06/25
23	307331029	IN	Alexandria	VA	Actual/360	5.900%	62,720.20	23,284.59	0.00	N/A	06/06/27	--	12,756,650.31	12,733,365.72	10/06/25
24	695100788	RT	The Woodlands	TX	Actual/360	4.710%	43,554.00	23,947.07	0.00	N/A	06/06/27	--	11,096,561.35	11,072,614.28	10/06/25
25	695100785	OF	Palm Beach Gardens	FL	Actual/360	4.725%	40,366.83	16,848.74	0.00	N/A	06/06/27	--	10,251,893.55	10,235,044.81	10/06/25
26	695100802	RT	Greenville	MI	Actual/360	4.530%	33,716.02	17,130.92	0.00	N/A	07/06/27	--	8,931,396.21	8,914,265.29	10/06/25
27	695100806	RT	Fort Wayne	IN	Actual/360	4.670%	29,644.69	15,320.06	0.00	N/A	07/06/27	--	7,617,480.00	7,602,159.94	10/06/25
28	308231028	MU	Newark	DE	Actual/360	4.980%	29,860.46	12,987.54	0.00	N/A	06/01/27	--	7,195,292.20	7,182,304.66	10/01/25
29	695100789	RT	Hartville	OH	Actual/360	4.950%	27,809.36	12,223.39	0.00	N/A	06/06/27	--	6,741,662.54	6,729,439.15	10/06/25
30	695100797	LO	Aiken	SC	Actual/360	4.800%	23,664.62	18,737.16	0.00	N/A	07/06/27	--	5,916,156.11	5,897,418.95	10/06/25
31	695100795	MU	New York	NY	Actual/360	4.418%	25,403.50	0.00	0.00	N/A	07/06/27	--	6,900,000.00	6,900,000.00	10/06/25
32	695100808	MF	Lafayette	IN	Actual/360	4.795%	23,815.87	11,775.28	0.00	N/A	07/06/27	--	5,960,175.50	5,948,400.22	10/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	695100805	MF	Lafayette	IN	Actual/360	4.730%	22,161.80	11,211.58	0.00	N/A	07/06/27	--	5,622,442.90	5,611,231.32	10/06/25
34	695100790	OF	Phoenix	AZ	Actual/360	4.470%	19,649.63	10,265.95	0.00	N/A	06/06/27	--	5,275,069.21	5,264,803.26	10/06/25
35	695100793	IN	Coral Springs	FL	Actual/360	4.550%	19,852.80	10,013.31	0.00	N/A	07/06/27	--	5,235,903.10	5,225,889.79	10/06/25
36	307331024	LO	San Antonio	TX	Actual/360	4.910%	18,663.53	14,284.58	0.00	N/A	07/06/27	--	4,561,351.63	4,547,067.05	10/06/25
37	695100803	MF	Indianapolis	IN	Actual/360	4.660%	16,656.80	8,638.78	0.00	N/A	07/06/27	--	4,289,304.05	4,280,665.27	10/06/25
Totals							2,223,412.32	613,803.16	0.00				601,142,037.98	600,528,234.82
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	72,698,049.00	38,038,768.29	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	12,935,352.25	6,081,804.20	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	35,623,487.66	0.00	--	--	10/14/25	3,266,167.00	0.00	168,037.50	168,037.50	0.00	0.00
4A	0.00	0.00	--	--	10/14/25	1,088,722.33	0.00	52,887.50	52,887.50	0.00	0.00
5	10,424,939.00	3,322,034.20	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	17,273,777.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,025,692.68	2,068,687.32	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,709,999.24	903,672.45	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,031,339.35	1,407,681.16	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,202,352.42	1,197,961.17	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,130,916.40	0.00	--	--	10/15/25	6,992,731.62	873,411.07	88,074.76	6,269,319.19	0.00	0.00
14	6,690,841.09	3,143,161.08	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	5,869,305.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,837,914.48	884,699.88	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	4,832,456.13	2,409,915.95	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	590,351.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	3,852,026.41	1,937,277.04	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,296,133.18	737,682.30	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,474,777.96	791,735.08	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	897,853.13	462,032.57	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,312,729.76	692,746.42	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	778,081.68	236,090.15	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,149,139.32	1,264,208.14	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	544,836.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	916,293.44	445,720.47	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	773,219.85	427,797.69	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	196,281,513.04	67,044,026.56				11,347,620.95	873,411.07	308,999.76	6,490,244.19	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure				REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance		#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	1	16,007,082.47	0		0.00	2	76,007,082.47	2	60,000,000.00	0	0.00	0	0.00	4.438009%	4.361431%	18
09/17/25	0	0.00	0	0.00	1	16,055,423.57	0		0.00	2	76,055,423.57	0	0.00	0	0.00	1	15,758,363.60	4.438377%	4.361834%	19
08/15/25	0	0.00	0	0.00	1	16,101,196.91	0		0.00	2	76,101,196.91	0	0.00	0	0.00	0	0.00	4.441942%	4.366903%	20
07/17/25	0	0.00	0	0.00	1	16,146,762.68	0		0.00	2	76,146,762.68	0	0.00	0	0.00	0	0.00	4.442271%	4.367263%	21
06/17/25	0	0.00	0	0.00	1	16,194,490.73	0		0.00	2	76,194,490.73	0	0.00	0	0.00	0	0.00	4.442624%	4.367651%	22
05/16/25	0	0.00	0	0.00	1	16,239,633.45	0		0.00	2	76,239,633.45	0	0.00	0	0.00	0	0.00	4.442948%	4.368007%	23
04/17/25	0	0.00	0	0.00	1	16,286,953.89	0		0.00	2	76,286,953.89	0	0.00	0	0.00	0	0.00	4.443297%	4.368390%	24
03/17/25	0	0.00	0	0.00	1	16,331,677.32	0		0.00	2	76,331,677.32	0	0.00	0	0.00	0	0.00	4.443415%	4.368552%	25
02/18/25	0	0.00	0	0.00	1	16,383,387.54	0		0.00	1	16,383,387.54	0	0.00	0	0.00	0	0.00	4.443814%	4.393131%	26
01/17/25	0	0.00	0	0.00	1	16,427,673.68	0		0.00	1	16,427,673.68	0	0.00	0	0.00	0	0.00	4.444128%	4.393454%	27
12/17/24	0	0.00	0	0.00	1	16,471,759.00	0		0.00	1	16,471,759.00	0	0.00	0	0.00	0	0.00	4.444441%	4.393776%	28
11/18/24	0	0.00	0	0.00	1	16,518,060.64	0		0.00	1	16,518,060.64	0	0.00	0	0.00	0	0.00	4.444779%	4.394123%	29
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	308231004	09/01/25	0	B	168,037.50	168,037.50	0.00	45,000,000.00	03/06/25	1
13	307331026	10/06/20	59	6	88,074.76	6,269,319.19	0.00	18,503,930.92	06/19/20	7			01/24/23
4A	695100792	09/01/25	0	B	52,887.50	52,887.50	0.00	15,000,000.00	03/06/25	1
Totals					308,999.76	6,490,244.19	0.00	78,503,930.92
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		556,810,549	480,803,466		0	76,007,082
25 - 36 Months		43,717,686	43,717,686		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	600,528,235	524,521,152	0	0	0	76,007,082
Sep-25	601,142,038	525,086,614	0	0	0	76,055,424
Aug-25	617,493,578	541,392,381	0	0	0	76,101,197
Jul-25	618,084,319	541,937,557	0	0	0	76,146,763
Jun-25	618,715,686	542,521,195	0	0	0	76,194,491
May-25	619,301,410	543,061,777	0	0	0	76,239,633
Apr-25	619,927,941	543,640,987	0	0	0	76,286,954
Mar-25	620,649,724	544,318,046	0	0	0	76,331,677
Feb-25	621,358,230	604,974,842	0	0	0	16,383,388
Jan-25	621,933,682	605,506,009	0	0	0	16,427,674
Dec-24	622,506,774	561,453,602	0	0	44,581,413	16,471,759
Nov-24	623,121,129	561,948,822	0	0	44,654,246	16,518,061
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	308231004	45,000,000.00	45,000,000.00	547,200,000.00	04/01/25	28,297,123.82	1.07770	12/31/24	06/01/27	I/O
4A	695100792	15,000,000.00	15,000,000.00		--	17,832,348.00	2.72000	--	06/01/27	I/O
5	308231005	60,000,000.00	60,000,000.00	133,500,000.00	01/17/25	2,745,861.70	1.62030	03/31/24	07/01/27	I/O
13	307331026	16,007,082.47	18,503,930.92	19,200,000.00	01/13/25	1,130,916.40	0.79110	12/31/24	07/06/27	200
Totals		136,007,082.47	138,503,930.92	699,900,000.00		50,006,249.92

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	308231004	LO	Various	03/06/25	1
Loan transferred to Special Servicing effective 2/24/25 due to imminent default. Hello Letter was noticed and PNA has been executed. Collateral consists of a 65 mixed service hotels, totaling 6,366 keys. Loan is paid through 10/1/2025. A
	Modification	Agreement was signed on 9/25/2025 which provides for the expedited sale of underperforming assets along with modifications to certain release provisions, cash-management terms and other terms to improve funding towards
	operations at remaining portfo		lio.

4A	695100792	LO	CA	03/06/25	1
Please refer to commentary in loan #308231004

5	308231005	OF	CT	12/28/23	7
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

13	307331026	LO	NJ	06/19/20	7
COVID - Loan transferred to special servicing 6/19/2020 for imminent monetary default. The subject is a 200-room lodging property located in Newark, NJ. The property was built in 2004 and renovated in 2013, 2019, and 2022. The February
	2024 inspecti	on found the asset to be in overall good condition at that time. For TTM Feb 2025, the property achieved 82.9% Occ, $146.58 ADR, and $121.46 RevPAR (105.5 RevPAR index). The asset is REO. The special servicer has been
	gathering BOVs and is working to		wards a disposition of the asset.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	308231004	45,000,000.00	4.48600%	577,270,001.00	4.48600%	8	09/25/25	09/25/25	--
4A	695100792	15,000,000.00	4.48600%	577,270,001.00	4.48600%	8	09/25/25	09/25/25	--
11	695100799	20,915,420.90	4.74500%	20,915,420.90	4.74500%	10	06/26/20	04/06/20	08/11/20
11	695100799	0.00	4.74500%	0.00	4.74500%	10	08/11/20	04/06/20	06/26/20
17	307331028	0.00	5.68000%	0.00	5.68000%	10	10/29/21	04/06/20	--
36	307331024	5,346,878.58	4.91000%	5,346,878.58	4.91000%	10	05/04/20	05/06/20	06/11/20
36	307331024	0.00	4.91000%	0.00	4.91000%	10	06/11/20	05/06/20	05/04/20
Totals		86,262,299.48		1,180,802,301.48
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	307331028 06/17/24	14,713,649.88	51,700,000.00	15,143,279.57	429,629.69	15,143,279.57	14,713,649.88	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,713,649.88	51,700,000.00	15,143,279.57	429,629.69	15,143,279.57	14,713,649.88	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	307331028	06/17/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	9,375.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	3,125.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	12,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,344.88	0.00	0.00	30,797.15	0.00	0.00	47,207.67	0.00	0.00	0.00
Total	0.00	0.00	28,344.88	0.00	0.00	30,797.15	0.00	0.00	47,207.67	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		106,349.70

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Supplemental Notes
None

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